MINERAL PROPERTIES (Details Textual)				1 Months Ended				9 Months Ended	12 Months Ended
	Dec. 15, 2016 USD ($)	Jan. 14, 2015 USD ($) mine	Jan. 14, 2015 USD ($) mine	Jun. 30, 2017 USD ($)	Jun. 15, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 29, 2017 USD ($)	Sep. 30, 2017 USD ($) a lb	Dec. 31, 2016 USD ($) a mine lb	Dec. 31, 2015 USD ($)	Jan. 14, 2015 a	Jan. 14, 2015	Nov. 30, 2013 USD ($)	Apr. 05, 2012 USD ($)	Apr. 05, 2012 mine	Apr. 05, 2012 a	Apr. 05, 2012
Mineral properties
Royalty percentage on precious metals								1.00%	1.00%
Restricted cash								$ 3,690,000	$ 2,250,000	$ 2,250,000			$ 2,250,000
Payments to Acquire Businesses, Gross		$ 6,000,000	$ 6,000,000
Minerals Lease and Sublease work commitment Amount							$ 500,000
Debt Instrument, Collateral Amount						$ 3,700,000
Relief Canyon
Mineral properties
Unpatented mill sites owned		74	74									74
Net smelter return royalty percentage								2.00%	2.00%
Unpatented mining claims owned								948	948
Acres of Property | a								25,000	25,000
Mine site Claim Owned								120	120
Unpatented Mining Claims Leased								172	172
Area of Land for Leased | a								2,235	2,235
Area of Land for Subleased | a								2,770	2,770
Royalty Return Percentage								2.00%	2.00%
Royalty Return Percentage Total								4.50%	4.50%
Third party
Mineral properties
Amount of the bonds written													$ 5,000,000
Restricted cash required to be maintained as a percentage of the value of the bonds													45.00%
Newmont USA Ltd
Mineral properties
Acres of Property | a											1,300
BLM
Mineral properties
Statewide bond								$ 12,300,000	$ 5,600,000
Excess amount of the current coverage requirement to reclaim land disturbed in exploration and mining operations								76,000	30,000
Debt Instrument, Collateral Amount								$ 3,690,000	$ 3,700,000
BLM | Subsequent Event
Mineral properties
Payments For Additional Collateral						$ 1,400,000
Debt Instrument, Collateral Percentage						30.00%
Debt Instrument, Collateral Amount						$ 12,300,000
New Nevada Lands, LLC
Mineral properties
Acres of Property | a											1,600
Maximum | Relief Canyon
Mineral properties
Net smelter return royalty percentage									5.00%
Royalty Return Percentage									5.00%
Royalty Return Percentage Total								5.00%
Maximum | BLM | Subsequent Event
Mineral properties
Statewide bond						12,300,000
Minimum | Relief Canyon
Mineral properties
Net smelter return royalty percentage								2.00%	2.00%
Royalty Return Percentage								2.00%	2.00%
Minimum | BLM | Subsequent Event
Mineral properties
Statewide bond						$ 5,600,000
Relief Canyon Mine - Newmont Properties
Mineral properties
Unpatented lode mining claims owned														62	62
Relief Canyon Mine - Newmont Properties | 2006 Mineral Lease and Sublease
Mineral properties
Rental payment per acre per year | a								10.00	10.00
Minerals Lease and Sublease work commitment Amount								$ 500,000	$ 500,000
Relief Canyon Mine - Newmont Properties | Victoria Gold
Mineral properties
Area of properties held under leases and subleases | a																8,900
Relief Canyon Mine - Newmont Properties | Victoria Gold | Relief Canyon
Mineral properties
Acres of Property | a																13,300
Relief Canyon Mine - Newmont Properties | Newmont USA Ltd
Mineral properties
Unpatented lode mining claims owned															155		155
Acres of privately-owned fee minerals leased (in acres) | a																4,900
Relief Canyon Mine - Newmont Properties | Newmont USA Ltd | Relief Canyon
Mineral properties
Acres of Property | a																2,800
Pershing Pass Property
Mineral properties
Unpatented mill sites owned								17	17
Net smelter return royalty percentage								2.00%	2.00%
Unpatented mining claims owned								700	700
Acres of Property | a								12,000	12,000
Area of properties held under leases and subleases | a								600	600
Royalty percentage on gold if gold prices are less than $500 per ounce								2.00%
Gold price (per ounce) | lb								500	500
Royalty percentage on gold if gold prices are over $1,500 per ounce								3.50%	3.50%
Gold price (per ounce) | lb								1,500	1,500
Rate at which the entity can repurchase royalty percentage of gold								$ 600,000	$ 600,000
Royalty Return Percentage								2.00%	2.00%
Pershing Pass Property | Other Metal
Mineral properties
Royalty percentage on precious metals								0.00%	0.50%
Pershing Pass Property | Wolf Pack Gold (Nevada) Corp
Mineral properties
Unpatented mining claims owned								19	19
Purchase price for acquisition of unpatented mining claims								$ 250,000	$ 250,000
Pershing Pass Property | Minimum | Wolf Pack Gold (Nevada) Corp | Starting September 2016 till September 2023
Mineral properties
Advance royalty required to pay per year								10,000	10,000
Pershing Pass Property | Minimum | Wolf Pack Gold (Nevada) Corp | Starting September 2023 till September 2028
Mineral properties
Advance royalty required to pay per year								12,500	12,500
Pershing Pass Property | Minimum | Wolf Pack Gold (Nevada) Corp | Starting September 2028 till September 2033
Mineral properties
Advance royalty required to pay per year								15,000	15,000
Pershing Pass Property | Minimum | Wolf Pack Gold (Nevada) Corp | September 2033
Mineral properties
Advance royalty required to pay per year								$ 20,000	$ 20,000
2015 Newmont Lease
Mineral properties
Acres of Property | a								2,770	2,770
Amount required to be spent in exploration expenses in 2013	$ 2,500,000
Percentage of Royalty To Smelter Returns								2.50%	2.50%
Minerals Lease and Sublease work commitment Amount					$ 2,300,000			$ 2,600,000	$ 2,600,000
Minerals Lease and Sublease exploration expenditures	$ 2,600,000				$ 2,800,000
Newmont Leased Property
Mineral properties
Amount required to be spent in exploration expenses in 2013				$ 200,000
Minerals Lease and Sublease work commitment Amount				$ 1,500,000